5. Film and Television Costs, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Film And Television Costs Net
Film and Television costs, beginning balance	$ 2,260,964	$ 1,003,546	$ 1,003,546	$ 303,953
Additions to Film and Television Costs	1,880,811	754,770	1,390,450	827,145
Capitalized interest	128,792		34,756
Film Amortization Expense	(37,935)	$ (158,168)	(158,168)	(127,552)
Film and Television Costs, ending balance	$ 4,232,632		$ 2,260,964	$ 1,003,546